Subsequent event (Details Narrative) - Nonadjusting Event [Member] - BRL (R$) R$ / shares in Units, R$ in Millions	Apr. 04, 2025	Mar. 12, 2025
IfrsStatementLineItems [Line Items]
First dividend distribution in amount		R$ 129.8
Percentage of dividend distribution		20.00%
Dividends per share	R$ 1.348923